Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue generated from services:
Total revenue generated from services	$ 340,219,546	$ 386,670,899	$ 234,174,265
Revenue Generated From Service [Member]
Revenue generated from services:
Total revenue generated from services	90,033,156	107,977,544	90,812,551
Revenue Generated From Sales [Member]
Revenue generated from services:
Total revenue generated from services	250,186,390	278,693,355	143,361,714
Small and Medium Enterprise Financing Solutions [Member] | Revenue Generated From Service [Member]
Revenue generated from services:
Total revenue generated from services	84,320,613	101,823,899	87,269,959
Supply Chain Financing Solutions [Member] | Revenue Generated From Service [Member]
Revenue generated from services:
Total revenue generated from services	$ 5,712,543	$ 6,153,645	$ 3,542,592